CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 425,493.0	$ 455,234.0	$ 487,067.0
Employee benefit expenses and severance payments	(91,823.0)	(88,265.0)	(95,618.0)
Interconnection and transmission costs	(15,262.0)	(16,987.0)	(15,453.0)
Fees for services, maintenance, materials and supplies	(49,431.0)	(49,829.0)	(54,676.0)
Taxes and fees with the Regulatory Authority	(32,743.0)	(34,747.0)	(37,779.0)
Commissions and advertising	(24,392.0)	(26,040.0)	(30,027.0)
Cost of equipment and handsets	(20,961.0)	(16,803.0)	(22,089.0)
Programming and content costs	(28,949.0)	(30,443.0)	(37,053.0)
Bad debt expenses	(7,983.0)	(16,309.0)	(13,010.0)
Other operating expenses	(21,182.0)	(20,510.0)	(22,961.0)
Depreciation, amortization and impairment of fixed assets	(135,554.0)	(124,669.0)	(125,944.0)
Operating (loss) income	(2,787.0)	30,632.0	32,457.0
Earnings (losses) from associates	395.0	749.0	(385.0)
Debt financial expenses	28,700.0	(37,280.0)	(34,229.0)
Other financial results, net	16,949.0	10,649.0	23,284.0
Income before income tax expense	43,257.0	4,750.0	21,127.0
Income tax expense	(33,317.0)	(12,454.0)	(29,116.0)
Net income (loss) for the year	9,940.0	(7,704.0)	(7,989.0)
Attributable to:
Controlling Company	8,665.0	(8,626.0)	(9,034.0)
Non-controlling interest	$ 1,275.0	$ 922.0	$ 1,045.0
(Loss) earnings per share attributable to Controlling Company
Diluted earnings (loss) per share	$ 4.02	$ (4.01)	$ (4.19)
Basic earnings (loss) per share	$ 4.02	$ (4.01)	$ (4.19)